Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
1.	Business
We design, manufacture and market orthopedic reconstructive products; sports medicine, biologics, extremities and trauma products; craniomaxillofacial and thoracic products; and related surgical products. We collaborate with healthcare professionals around the globe to advance the pace of innovation. Our products and solutions help treat patients suffering from disorders of, or injuries to, bones, joints or supporting soft tissues. Together with healthcare professionals, we help millions of people live better lives.
The words “Zimmer Biomet,” “we,” “us,” “our,” “the Company” and similar words refer to Zimmer Biomet Holdings, Inc. and its subsidiaries. “Zimmer Biomet Holdings” refers to the parent company only. In 2015, we completed our merger with LVB Acquisition, Inc., the parent company of Biomet, Inc. (“Biomet”).
Risks and Uncertainties
 - Our results have been and are expected to continue to be impacted by the
COVID-19
global pandemic. The vast majority of our net sales are derived from products used in elective surgical procedures which continue to be deferred due to precautions in certain markets and staffing shortages. The consequences of
COVID-19
continue to be extremely fluid and there are many market dynamics that are difficult to predict. The
COVID-19
pandemic may have an unfavorable effect on our financial position, results of operations and cash flows in the near term.
Spinoff
 - On March 1, 2022, we completed the previously announced separation of our spine and dental businesses into a new public company through the distribution by Zimmer Biomet Holdings of 80.3%
of the outstanding shares of common stock of ZimVie Inc. (“ZimVie”) to Zimmer Biomet Holding’s stockholders. The historical results of our spine and dental businesses that were contributed to ZimVie in the spinoff have been reflected as discontinued operations in our consolidated financial statements as the spinoff represents a strategic shift in our business that has a major effect on operations and financial results. As of December 31, 2021 and 2020, the assets and liabilities associated with these businesses are classified as assets and liabilities of discontinued operations in the consolidated balance sheets. Additionally, we use a centralized approach to cash management and financing of operations, which historically included the spine and dental businesses. Cash transfers to and from us and the spine and dental business are eliminated in consolidation. The disclosures presented in our notes to the consolidated financial statements are presented on a continuing operations basis.